Loans, borrowings and cash and cash equivalents - Debt payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Loans and borrowings
Principal	$ 12,845
Estimated future interest payments	7,260
2020
Loans and borrowings
Principal	1,012
Estimated future interest payments	702
2021
Loans and borrowings
Principal	788
Estimated future interest payments	641
2022
Loans and borrowings
Principal	1,026
Estimated future interest payments	608
2023
Loans and borrowings
Principal	1,192
Estimated future interest payments	568
Between 2024 and 2028
Loans and borrowings
Principal	4,483
Estimated future interest payments	2,035
2029 onwards
Loans and borrowings
Principal	4,344
Estimated future interest payments	$ 2,706